Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income
Interest and fees on loans	$ 32,777	$ 27,198	$ 31,207
Interest on securities
Taxable	8,957	8,075	4,440
Non-taxable	4,184	4,040	2,800
Other interest	3,366	388	62
Total interest income	49,284	39,701	38,509
Interest expense
Deposits	12,254	2,538	4,260
Other borrowed funds	7,152	2,254	755
Total interest expense	19,406	4,792	5,015
Net interest income	29,878	34,909	33,494
Provision for credit losses	669	124	1,409
Net interest income after provision for credit losses	29,209	34,785	32,085
Non-interest income
Net (losses) gains on sales of securities	(1,986)	0	1,378
Other income	2,497	2,721	3,030
Total non-interest income	8,748	10,885	12,188
Non-interest expense
Salaries and employee benefits	18,583	17,649	18,460
Occupancy expense	3,143	3,195	3,193
Equipment expense	4,692	4,216	3,942
Write down on other real estate	0	42	914
Other expense	9,759	9,067	8,839
Total non-interest expense	36,177	34,169	35,348
Income before income taxes	1,780	11,501	8,925
Income tax (benefit) expense	(74)	1,881	1,431
Net income	$ 1,854	$ 9,620	$ 7,494
Net income per share – basic (in dollars per share)	$ 0.33	$ 1.72	$ 1.34
Net income per share – diluted (in dollars per share)	$ 0.33	$ 1.72	$ 1.34
Weighted average shares outstanding
Basic (in shares)	5,600,964	5,592,668	5,584,396
Diluted (in shares)	5,600,964	5,592,668	5,584,483
Deposit Account [Member]
Non-interest income
Service and other charges	$ 3,788	$ 3,896	$ 3,499
Financial Service, Other [Member]
Non-interest income
Service and other charges	$ 4,449	$ 4,268	$ 4,281